Commitments and Contingencies (Total Operating Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 30,798	$ 36,933	$ 41,906